Inventories, Net - Schedule of Allowance for Inventory Valuation (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Allowance For Inventory Valuation Abstract
Balance at the beginning of the year	¥ (181,499)	¥ (59,960)
Current year provision	(802,807)	(149,075)	(1,259,972)
Write-downs	306,841	27,536	1,200,012
Balance at the end of the year	¥ (677,465)	¥ (181,499)	¥ (59,960)